Stock-based Compensation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	241,321,000	241,607,000
Share-based payment arrangement, amount capitalized	$ 0.5	$ 0.4	$ 0.0	$ 0.0
Shares available for issuance under equity incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)	25,961,262	25,709,273
2025 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)	7,455,905
Common stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized compensation expense	$ 56.2	$ 63.1
Nonvested award, cost not yet recognized, period for recognition (in years)	2 years 8 months 12 days	2 years 10 months 24 days
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested award, cost not yet recognized, period for recognition (in years)	3 years 10 months 24 days	4 years 1 month 6 days
Nonvested award, excluding option, cost not yet recognized, amount	$ 18.4	$ 14.9